STOCK OPTIONS AND RESTRICTED SHARE UNITS (Stock Options And RSUs Based on Milestones) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Share-based compensation	$ 25,460,858	$ 16,393,014	$ 10,285,561
Number of options issued	1,304,911	2,400,000	2,596,663
Milestones [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
RSUs granted to employees based on milestones	705,051	967,050
Aggregate grant-date fair value of RSUs	4,100,000	7,800,000
Options and RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Share-based compensation	$ 5,800,000
ADS [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Number of options issued	200,000
Ordinary Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award Line Items
Number of options issued	600,000